Related Party Transactions (Details 8) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts payable from related parties	$ 125,126	$ 152,298
Yinhe Jiutian [Member]
Related Party Transaction [Line Items]
Accounts payable from related parties	113,562	120,020
Kangkang Family Farm [Member]
Related Party Transaction [Line Items]
Accounts payable from related parties	4,768	31,354
Zhenyu Trading [Member]
Related Party Transaction [Line Items]
Accounts payable from related parties	$ 6,796	$ 924